The Variable Annuity Life Insurance Company 2919 Allen Parkway, L4-01 Houston, Texas 77019 Mark Matthes Associate General Counsel T + 713.831.3299 Email: mark.matthes@valic.com

VIA EDGAR

October 13, 2017

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	VALIC Separate Account A (“Registrant”)

The Variable Annuity Life Insurance Company (“Depositor”)

Portfolio Director Freedom Advisor Fixed and Variable Annuity

Initial Form N-4

File Nos. 333-  and 811-03240

Ladies and Gentlemen:

On behalf of the Registrant and Depositor, submitted herewith pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”) is a copy of the Initial N-4 registration statement (“Initial N-4”) filed on October 13, 2017. The purpose of this filing is to register, for the above Registrant, an advisory share-class variable annuity product without a surrender charge schedule issued through The Variable Annuity Life Insurance Company, which will be available only as an individual contract offered as IRA and NQDA only.

Please note that the Registrant has removed all financial statements and references to Independent Auditors from this Initial N-4. Registrant commits to file a pre-effective amendment that will include the Staffs comments as well as the appropriate financial statements and Auditor’s consent.

Registrant would like the registration statement to become effective on or before December 28, 2017. For that to be feasible, we would need to receive comments from the Staff by December 1, 2017. We would then have sufficient time to work with the Staff on addressing any comments, file a pre-effective amendment reflecting those comments and print final prospectuses for delivery to our fulfillment vendor. We would appreciate the Staff’s efforts to accommodate this schedule. Should you have any questions or need any additional information, please do not hesitate to contact me at the phone and email above.

Very truly yours,

/s/ Mark Matthes

Mark Matthes